INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 1.2%
21,712	Criteo S.A. - ADR(a)	$ 1,029,801

	APPAREL & TEXTILE PRODUCTS - 0.9%
791	Deckers Outdoor Corporation(a)	758,798

	BANKING - 11.4%
27,372	Banco Latinoamericano de Comercio Exterior S.A.	858,112
26,546	Bank7 Corporation	1,065,291
34,362	Byline Bancorp, Inc.	953,546
4,923	Credicorp Ltd.	878,017
44,269	First BanCorporation	946,471
477	First Citizens BancShares, Inc., Class A	968,644
20,994	Mercantile Bank Corporation	965,304
21,263	OFG Bancorp	977,885
30,929	Orrstown Financial Services, Inc.	1,107,258
10,473	Preferred Bank	867,688
		9,588,216
	BEVERAGES - 0.9%
35,532	Primo Water Corporation	785,257

	BIOTECH & PHARMA - 3.0%
24,798	Collegium Pharmaceutical, Inc.(a)	953,731
341,223	Esperion Therapeutics, Inc.(a),(b)	624,438
2,535	United Therapeutics Corporation(a)	921,599
		2,499,768
	COMMERCIAL SUPPORT SERVICES - 2.8%
1,109	Cintas Corporation	892,878
4,481	CRA International, Inc.	755,497
155,994	Quad/Graphics, Inc.	731,612
		2,379,987
	CONSTRUCTION MATERIALS - 1.8%
1,865	Carlisle Companies, Inc.	790,387
4,459	Owens Corning	752,367
		1,542,754

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONSUMER SERVICES - 1.0%
38,180	Perdoceo Education Corporation	$ 856,759

	E-COMMERCE DISCRETIONARY - 1.4%
5,435	PDD Holdings, Inc. - ADR(a)	522,358
54,403	Vipshop Holdings Ltd. - ADR	682,213
		1,204,571
	ELECTRIC UTILITIES - 0.9%
8,878	Vistra Corporation	758,448

	ELECTRICAL EQUIPMENT - 6.6%
11,447	Amphenol Corporation, Class A	772,100
8,467	BWX Technologies, Inc.	872,101
7,946	Itron, Inc.(a)	812,240
5,005	Powell Industries, Inc.	838,037
34,867	SMART Global Holdings, Inc.(a)	722,444
2,333	Trane Technologies PLC	843,753
8,663	Vertiv Holdings Company	719,289
		5,579,964
	ENGINEERING & CONSTRUCTION - 1.0%
14,514	Primoris Services Corporation	819,170

	FOOD - 4.4%
13,469	Cal-Maine Foods, Inc.	970,307
4,769	J & J Snack Foods Corporation	811,636
21,675	Pilgrim's Pride Corporation(a)	1,009,622
13,959	Tyson Foods, Inc., Class A	897,703
		3,689,268
	HEALTH CARE FACILITIES & SERVICES - 6.2%
5,592	DaVita, Inc.(a)	843,945
1,465	Elevance Health, Inc.	815,844
9,282	Encompass Health Corporation	863,690
9,532	HealthEquity, Inc.(a)	758,366
5,784	Tenet Healthcare Corporation(a)	959,219

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.2% (Continued)
4,152	Universal Health Services, Inc., Class B	$ 988,051
		5,229,115
	HOME & OFFICE PRODUCTS - 1.0%
51,819	Virco Mfg. Corporation	804,749

	HOME CONSTRUCTION - 1.2%
5,551	DR Horton, Inc.	1,047,807

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
10,117	AZZ, Inc.	841,431

	INDUSTRIAL SUPPORT SERVICES - 0.9%
6,454	Transcat, Inc.(a)	796,811

	INFRASTRUCTURE REIT - 1.0%
1,010	Texas Pacific Land Corporation	877,579

	INSURANCE - 5.1%
7,646	Arch Capital Group Ltd.(a)	864,686
9,972	Assured Guaranty Ltd.	798,558
3,711	Progressive Corporation (The)	935,915
3,773	Reinsurance Group of America, Inc.	832,927
3,466	RenaissanceRe Holdings Ltd.	883,102
		4,315,188
	INTERNET MEDIA & SERVICES - 3.2%
40,388	EverQuote, Inc.(a)	997,583
28,466	HealthStream, Inc.	826,653
56,541	Opera Ltd. - ADR	841,895
		2,666,131
	MACHINERY - 1.8%
2,380	Caterpillar, Inc.	847,518
10,867	Hyster-Yale Materials Handling, Inc., Class A	684,186
		1,531,704

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2%
37,167	Castle Biosciences, Inc.(a)	$ 1,102,745
172,287	OraSure Technologies, Inc.(a)	771,846
14,016	RxSight, Inc.(a)	790,362
		2,664,953
	METALS & MINING - 2.1%
32,288	Alliance Resource Partners, L.P.	772,329
18,295	Newmont Corporation	976,770
		1,749,099
	OIL & GAS PRODUCERS - 5.5%
65,533	Crescent Energy Company	781,809
4,064	Diamondback Energy, Inc.	792,927
16,805	Ovintiv, Inc.	719,758
50,507	Permian Resources Corporation	719,220
45,783	Plains All American Pipeline, L.P.	821,347
20,388	Western Midstream Partners, L.P.	786,569
		4,621,630
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
26,887	Thermon Group Holdings, Inc.(a)	845,058

	RETAIL - CONSUMER STAPLES - 2.2%
39,621	Albertsons Companies, Inc., Class A	777,364
10,169	Sprouts Farmers Market, Inc.(a)	1,058,084
		1,835,448
	RETAIL - DISCRETIONARY - 2.8%
3,300	Burlington Stores, Inc.(a)	885,193
22,607	J Jill, Inc.	735,406
5,162	Williams-Sonoma, Inc.	693,411
		2,314,010
	SEMICONDUCTORS - 5.2%
19,886	Amkor Technology, Inc.	654,249
6,273	Cirrus Logic, Inc.(a)	913,914
2,959	NXP Semiconductors N.V.	758,569
3,636	QUALCOMM, Inc.	637,391
9,405	Silicon Motion Technology Corporation - ADR	597,876

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 5.2% (Continued)
4,465	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	$ 766,640
		4,328,639
	SOFTWARE - 3.2%
21,443	ACI Worldwide, Inc.(a)	1,079,869
32,973	Gen Digital, Inc.	872,466
9,030	Okta, Inc.(a)	710,932
		2,663,267
	SPECIALTY FINANCE - 1.2%
17,807	Bread Financial Holdings, Inc.	1,035,833

	STEEL - 1.0%
2,790	Reliance, Inc.	799,754

	TECHNOLOGY HARDWARE - 6.2%
59,372	Arlo Technologies, Inc.(a)	697,027
71,471	Daktronics, Inc.(a)	1,032,756
20,064	Diebold Nixdorf, Inc.(a),(b)	899,268
6,724	InterDigital, Inc.	931,677
41,184	TTM Technologies, Inc.(a)	801,029
4,959	Wix.com Limited(a)	826,269
		5,188,026
	TELECOMMUNICATIONS - 3.2%
31,432	Frontier Communications Parent, Inc.(a)	905,242
31,227	Iridium Communications, Inc.	805,657
41,923	Telephone and Data Systems, Inc.	990,221
		2,701,120
	TRANSPORTATION & LOGISTICS - 2.5%
15,798	Delta Air Lines, Inc.	671,257
18,386	Dorian, L.P.G Ltd.	716,870
13,357	International Seaways, Inc.	692,293
		2,080,420
	TRANSPORTATION EQUIPMENT - 0.8%
7,305	PACCAR, Inc.	702,595

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.9%
7,573	Bunge Global S.A.	$ 767,751

	TOTAL COMMON STOCKS (Cost $76,405,830)	83,900,879

	COLLATERAL FOR SECURITIES LOANED - 0.8%
	MONEY MARKET FUND - 0.8%
656,751	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.25% (Cost $656,751)(c)(d)	656,751

	TOTAL INVESTMENTS - 100.5% (Cost $77,062,581)	$ 84,557,630
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(429,873)
	NET ASSETS - 100.0%	$ 84,127,757

ADR	- American Depositary Receipt
L.P.	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2024 was $669,195.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2024. Total collateral had a value of $656,751 at August 31, 2024.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2024.